OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments
Schedule of operating segments

	As of and for the year ended December 31, 2025 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation (4)	235,516,116	8,506,979	355,635	(286,293)	244,092,437	(5,190,067)	(5,505,872)	36,786,608	270,183,106
Expenses from financial intermediation	(154,883,751)	(18,430)	-	428,749	(154,473,432)	1,530,732	8,416,250	(49,317,303)	(193,843,753)
Financial margin	80,632,365	8,488,549	355,635	142,456	89,619,005	(3,659,335)	2,910,378	(12,530,695)	76,339,353
Expected credit losses associated with credit risk	(36,370,035)	-	-	-	(36,370,035)	1,069,096	-	5,692,979	(29,607,960)
Gross income from financial intermediation	44,262,330	8,488,549	355,635	142,456	53,248,970	(2,590,239)	2,910,378	(6,837,716)	46,731,393
Other income from insurance, pension plans and capitalization bonds	-	13,887,736	-	33,747	13,921,483	-	-	(1,709,037)	12,212,446
Fee and commission income and income from banking fees	39,563,634	2,061,017	142,372	(133,187)	41,633,836	(8,008,985)	(2,469,449)	(81,756)	31,073,646
Personnel /Administrative Expenses (5)	(46,173,552)	(5,138,904)	(133,738)	274,376	(51,171,818)	2,410,916	(403,143)	1,586,342	(47,577,703)
Tax expenses	(7,520,187)	(1,484,930)	(22,812)	-	(9,027,929)	899,826	-	38,572	(8,089,531)
Share of profit (loss) of associates and jointly controlled entities	(225,416)	610,771	-	-	385,355	1,776,372	-	900	2,162,627
IR/CSI and Other income/expenses	(15,496,030)	(8,354,473)	(272,913)	(317,392)	(24,440,808)	5,512,110	(37,786)	6,378,242	(12,588,242)
Net Income for the year ended on December 31, 2025	14,410,779	10,069,766	68,544	-	24,549,089	-	-	(624,453)	23,924,636
Total assets	2,036,011,553	507,789,849	3,278,326	(164,478,058)	2,382,601,670	(29,930,004)	(45,943,903)	23,599,453	2,330,327,216
Investments in associates and joint ventures	86,292,770	5,612,184	318,322	(86,267,687)	5,955,589	7,392,844	-	(64,993)	13,283,440
Total liabilities	1,820,238,662	463,807,578	191,759	(78,210,371)	2,206,027,628	(29,930,004)	(45,943,903)	21,224,865	2,151,378,586
(1)	Refers to: adjustments to exclude the effects of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to the differences of the accounting standards used in the management reports and in the consolidated financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected credit losses for financial assets, business combinations and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities measured at fair value through profit or loss”, “Net gains / (losses) on financial assets measured at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	As of and for the year ended December 31, 2024 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation (4)	169,745,125	37,327,260	318,644	(408,624)	206,982,405	(1,550,303)	(2,959,039)	10,746,673	213,219,736
Expenses from financial intermediation	(98,810,413)	(30,050,169)	-	412,038	(128,448,544)	607,296	5,490,039	(21,927,944)	(144,279,153)
Financial margin	70,934,712	7,277,091	318,644	3,414	78,533,861	(943,007)	2,531,000	(11,181,271)	68,940,583
Expected credit losses associated with credit risk	(33,123,621)	-	-	-	(33,123,621)	-	-	5,597,688	(27,525,933)
Gross income from financial intermediation	37,811,091	7,277,091	318,644	3,414	45,410,240	(943,007)	2,531,000	(5,583,583)	41,414,650
Other income from insurance, pension plans and capitalization bonds	-	11,520,350	-	27,238	11,547,588	-	-	(1,788,424)	9,759,164
Fee and commission income and income from banking fees	36,213,830	1,923,437	81,549	(68,529)	38,150,287	(6,170,251)	(2,325,142)	(1,318,407)	28,336,487
Personnel /Administrative Expenses (5)	(44,525,627)	(4,571,572)	(71,301)	393,183	(48,775,317)	2,228,548	(276,322)	1,591,719	(45,231,372)
Tax expenses	(6,313,204)	(1,391,406)	(18,380)	-	(7,722,990)	848,030	-	-	(6,874,960)
Share of profit (loss) of associates and jointly controlled entities	121,511	243,403	843	-	365,757	1,164,800	-	1,028	1,531,585
IR/CSI and Other income/expenses	(13,425,161)	(5,945,008)	(164,642)	(355,306)	(19,890,117)	2,871,880	70,464	5,554,372	(11,393,401)
Net Income for the year ended on December 31, 2024	9,882,440	9,056,295	146,713	-	19,085,448	-	-	(1,543,295)	17,542,153
Total assets	1,811,529,557	451,777,909	2,712,775	(138,098,385)	2,127,921,856	(14,081,367)	(60,714,873)	16,358,746	2,069,484,362
Investments in associates and joint ventures	79,828,981	4,727,047	1,413	(79,218,884)	5,338,557	5,756,348	-	(65,893)	11,029,012
Total liabilities	1,607,412,734	416,694,321	33,384	(58,879,501)	1,965,260,938	(14,081,367)	(60,714,873)	10,077,172	1,900,541,870
(1)	Refers to: adjustments for excluding the effects of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the consolidated financial statements of the Company that were prepared in IFRS. The main adjustments refer to the expected credit losses of financial assets, business combinations and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities measured at fair value through profit or loss”, “Net gains / (losses) on financial assets measured at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	As of and for the year ended December 31, 2023 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation (4)	164,122,043	39,941,507	481,208	(670,653)	203,874,105	(2,864,178)	(4,249,260)	27,697,126	224,457,793
Expenses from financial intermediation	(97,495,630)	(32,892,243)	(18)	685,410	(129,702,481)	552,467	6,914,030	(34,140,071)	(156,376,055)
Financial margin	66,626,413	7,049,264	481,190	14,757	74,171,624	(2,311,711)	2,664,770	(6,442,945)	68,081,738
Expected credit loss associated with credit risk	(37,110,675)	-	-	-	(37,110,675)	-	-	4,993,651	(32,117,024)
Gross income from financial intermediation	29,515,738	7,049,264	481,190	14,757	37,060,949	(2,311,711)	2,664,770	(1,449,294)	35,964,714
Other income from insurance, pension plans and capitalization bonds	-	9,800,620	-	32,469	9,833,089	-	-	(3,788,649)	6,044,440
Fee and commission income and income from banking fees	34,269,254	1,164,685	4,899	(33,100)	35,405,738	(5,340,755)	(1,879,319)	(1,228,901)	26,956,763
Personnel expenses/Other administrative expenses (5)	(42,122,774)	(4,717,591)	(46,488)	423,907	(46,462,946)	1,905,911	(618,004)	2,049,077	(43,125,962)
Tax expenses	(6,582,213)	(1,436,686)	(22,734)	-	(8,041,633)	697,784	-	-	(7,343,849)
Share of profit (loss) of associates and jointly controlled entities	151,414	421,723	-	-	573,137	1,527,554	-	990	2,101,681
IR/CSI and Other income/expenses	(9,198,676)	(3,468,750)	(141,073)	(438,033)	(13,246,532)	3,521,217	(167,447)	3,797,740	(6,095,022)
Net Income for the year ended on December 31, 2023	6,032,743	8,813,265	275,794	-	15,121,802	-	-	(619,037)	14,502,765
Total assets	1,661,529,233	409,370,722	3,277,809	(110,126,067)	1,964,051,697	(10,074,444)	(38,502,618)	12,048,614	1,927,523,249
Investments in associates and joint ventures	73,163,988	3,028,413	1,105	(72,298,485)	3,895,021	5,792,357	-	(70,538)	9,616,840
Total liabilities	1,468,271,968	370,561,631	68,561	(37,827,582)	1,801,074,578	(10,074,444)	(38,502,618)	8,011,609	1,760,509,125
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the Organization's consolidated financial statements that were prepared in IFRS. The main adjustments refer to the expected loss of financial assets, business models, effective interest rate, business combination and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains/(losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.